BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2022
Business Combination
BUSINESS COMBINATION

3.	BUSINESS COMBINATION

In 2022, the CSN Group’s subsidiaries fully and/or partially acquired the companies Metalgráfica Iguaçu S.A. (“Metalgráfica”), Santa Ana, Topázio, Companhia Estadual de Geração de Energia Elétrica (“CEEE-G”), CSN Cimentos Brasil S.A. (“Cimentos Brasil”) and Companhia Energética Chapecó (“Chapecó”). The effect of each acquisition on the business combination is shown below.

The acquisitions of the energy segment are intended to support and strengthen its business expansion strategy, through investments in renewable energy and self-production for greater competitiveness and the acquisitions of the cement and steel segment to improve the competitiveness of the business and strengthen the national chain, especially in relation to substitute packaging.

3.a)  Acquisition of control of Metalgráfica Iguaçu S.A.

On September 6, 2022, Companhia Metalúrgica Prada (“Prada”), a subsidiary of the Company, acquired 100% of Metalgráfica Iguaçu S.A. The assets acquired are in Paraná and Goiás. The operation is a strategic step to expand the production capacity of the Company's packaging division.

The transaction consists of a business combination whereby Prada acquired control through the merger of Metalgráfica shares and, in exchange for the merger of shares, Metalgráfica shareholders received shares issued by Prada in substitution for Metalgráfica shares, according to the exchange ratio approved at an extraordinary general meeting of the companies.

(i) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	BRL thousand	Reference
Equity interests issued	The Prada issued new shares that were delivered to Metalgrafica's shareholders	263	(a)
Equity interests issued	The Metalgrafica issued new shares which were acquired by Prada	133,100	(b)
Purchase price considered for the business combination		133,363

a)	Prada approved a capital increase in the amount of R$263 with the issuance of 571,251 common shares, paid in with Metalgráfica shares. The shares were issued at the equity value according to the Appraisal Report.

The measurement of the fair value of Metalgráfica shares, transferred to Prada in the business combination, was performed using the discounted cash flow method, with the issue of an Economic Value Report prepared by independent appraisers and its results are presented in the table below:

Equity value - Metalgráfica	date base - 03/31/2022
Discounted Cash Flow	59,353
Discounted residual value	33,973
Enterprise value	93,326
Indebtdness net	(109,133)
Non-operating assets/liabilities	16,070
Equity value	263

b) Metalgráfica's Board of Directors approved on September 6, 2022 the capital increase in the amount of R$ 133,100 through the issue of 122,110,092 shares subscribed by Prada.

(ii) Goodwill on acquisition of control

The transaction generated goodwill for expected future profitability, as shown in the table below:

Item	BRL thousand	Reference
Purchase price considered	133,363	(i)
Fair value of the assets and liabilities acquired	121,948	(iii)
Goodwill based on expectations for future profitability (note 12)	11,415

(iii) Fair value of assets and liabilities acquired

The following table shows the allocation of the fair value of assets acquired and liabilities assumed at August 31, 2022, considering the direct and indirect interests, calculated based on independent appraisers’ reports.

(R$'000)	Accounting Balances	Proforma Adjustment	Fair value adjustment	Total fair value
Current Assets	23,924	133,100		157,024
Cash and cash equivalents	569			569
Trade receivables	7,249			7,249
Inventories	4,435			4,435
Other assets	713	133,100		133,813
Recoverable taxes and contributions	10,958			10,958

Non-current Assets	58,408		72,184	130,592
Recoverable taxes and contributions	38,649			38,649
Other assets	1,856			1,856
Investments	10			10
Property, plant and equipment	17,750		72,184	89,934
Intangibles	143			143
Total assets acquired	82,332	133,100	72,184	287,616

Current Liabilities	134,464			134,464
Borrowings and financing	89,852			89,852
Trade payables	17,114			17,114
Labor obligations	17,339			17,339
Taxes payable	181			181
Advances from customers	1,158			1,158
Installments	2,227			2,227
Other accounts	6,593			6,593

Non-current Liabilities	31,204			31,204
Borrowings and financing	21,844			21,844
Installments	6,462			6,462
Other accounts	2,898			2,898
Total liabilities assumed	165,668			165,668
Net equity acquired	(83,336)	133,100	72,184	121,948

Pro forma adjustment: refers to the capital increase approved at the Board of Directors' Meeting held on September 6, 2022, in the amount of R$133,100, to be paid in within 24 months.

The fair value allocation resulted in an adjustment totaling R$72,184, distributed among Metalgráfica's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of f ixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11.	17,750	72,184	89,934
		17,750	72,184	89,934

Prada has engaged an independent company to prepare an appraisal report on the tangible and intangible assets and allocation of the excess price paid.

3.b)  Acquisition of Santa Ana Energética S.A. and Topázio Energética S.A.

On April 8, 2022, the Company and CSN Energia signed an agreement for the acquisition of 100% of the shares issued by Santa Ana and Topázio with Brookfield Americas Infrastructure (Brazil Power) Fundo de Investimento Participações Multiestratégia. The transaction was completed on June 30, 2022.

Santa Ana holds the concession to operate the small hydroelectric plant of Santa Ana, located in the state of Santa Catarina, with a contract in effect until December 2046 and installed capacity of approximately 3.75 MW/h.

Topázio, through its subsidiary Brasil Central Energia Ltda., holds the concession to operate the small hydroelectric plant of Sacre II, located in the state of Mato Grosso do Sul, with a contract in effect until June 2039 and installed capacity of approximately 30.00 MW/h.

(i) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	Santa Ana Energética	Topázio Enérgetica	Reference
Assets transferred	In the transaction, a payment in the amount of R$466,153 was made.	37,292	428,861	(i)
Purchase price considered for the business combination		37,292	428,861
(i)	On June 30, 2022, the transaction was concluded with the payment by CSN Cimentos and CSN Energia in the amount of R$466,153.

(ii) Goodwill on acquisition of control

The transaction did not generate goodwill for expected future profitability, since the fair value of the assets has been fully allocated.

(iii) Fair value of assets and liabilities acquired

In the fair value identification of assets acquired and liabilities assumed, the Company applied the guidelines in IFRS 13 - Fair value measurement. The following table shows the allocation of the fair value on June 30, 2022, calculated based on independent appraisers’ reports.

	Santa Ana Energética			Topázio Enérgetica
(R$'000)	Carrying amounts	Fair value adjustments	Total fair value	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	1,602		1,602	3,493		3,493
Trade receivables	13		13	199		199
Inventories	422		422	647		647
Recoverable taxes	2		2	87		87
Other assets				21		21
Property, plant and equipment (1)	28,163	10,482	38,645	173,494	(79,317)	94,177
Intangíible assets (1)		(3,200)	(3,200)		331,637	331,637
Total assets acquired	30,202	7,282	37,484	177,941	252,320	430,261

Accounts payable	2		2	179		179
Taxes payable	72		72	821		821
Salaries and social charges				167		167
Other payables	92		92
Leases	26		26	233		233
Total liabilities assumed	192		192	1,400		1,400
Net equity acquired	30,010	7,282	37,292	176,541	252,320	428,861
1	- Refer to a PP&E impairment recognized in Topázio and a recognition of an onerous contract related to prior concession agreement of Santa Ana.

The subsidiary CSN Cimentos S.A. has engaged an independent company to prepare an appraisal report on the tangible and intangible (basically energy sales agreements) assets and allocation of the excess price paid.

The fair value allocation resulted in an adjustment totaling R$259,602, distributed among Company's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.	201,424	(68,835)	132,589
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.		328,437	328,437
		201,424	259,602	461,026

3.c)	Acquisition of Companhia Estadual de Geração de Energia Elétrica – CEEE-G

In July 2022, it began the process of participating in the auction held by the State of Rio Grande do Sul, for the sale of 100% of the shares in its possession, 6,381,908 equivalent to 66.23% of the share capital, of Companhia Estadual de Energia Elétrica - CEEE-G, as part of the CEEE Group’s privatization program, in accordance with State Law 15,298/19, on October 21, 2022, the transaction was completed with payment by the company of the auction winning price.

CEEE-G is the holder of the concession for the exploration of five hydroelectric power plants (HPPs), eight small hydroelectric power plants (SHPs) and two hydroelectric power plants (HPPs) located in the State of Rio Grande do Sul. As part of the Auction, Companhia Estadual de Geração de Energia Elétrica – CEEE-G signed a new Concession Agreement with a 30-year term. In accordance with the guidelines of the aforementioned Auction, the Company's control was transferred as of the settlement of the transaction.

(i) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	BRL thousand	Reference
Assets transferred	Payment made at the conclusion of the transaction	928,000	(i)
Purchase price considered for the business combination		928,000
(i)	On October 21, 2022, the transaction was concluded with the payment by the Company of R$928,000.

(ii) Goodwill on acquisition of control

The transaction did not generate goodwill for expected future profitability, since the fair value of the assets has been fully allocated.

(iii) Fair value of assets and liabilities acquired

In the fair value identification of assets acquired and liabilities assumed, the Company applied the guidelines in IFRS 13 - Fair value measurement. The following table shows the allocation of the fair value at October 1, 2022, calculated based on independent appraisers’ reports.

(R$'000)	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	661,864		661,864
Trade receivables	51,333		51,333
Inventories	2,636		2,636
Recoverable taxes	5,043		5,043
Other assets	125,516		125,516
Judicial deposits and guarantees	59,335		59,335
Investments	312,800	359,024	671,824
Property, plant and equipment	31,853		31,853
Intangíible assets	2,041,196	17,270	2,058,466
Total assets acquired	3,291,576	376,294	3,667,870

Trade payables	22,928		22,928
Taxes payable	19,951		19,951
Salaries and social charges	16,343		16,343
Deferred taxes	(65,560)		(65,560)
Judicial contingencies	306,400		306,400
Other payables	134,380		134,380
Bonus grant payable	2,024,118		2,024,118
Total liabilities assumed	2,458,560		2,458,560
Net equity acquired	833,016	376,294	1,209,310
Equity acquired (66.23%)	551,706	376,294	928,000

The subsidiary Companhia Florestal do Brasil S.A. has engaged an independent company to prepare an appraisal report on the tangible and intangible assets (basically concession agreement) and allocation of the excess price paid.

The fair value allocation resulted in an adjustment totaling R$376,294 distributed among CEEE-G's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Investments	Initially evaluated by the FDC - Discounted Cash Flow method for each investment, however, certain stakes are tied to purchase options with third parties at prices predetermined in the auction notice. Therefore, the fair value of these investments was measured considering the lower of the value identified in the FDC and the value of the purchase option	312,800	359,024	671,824
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	2,041,196	17,270	2,058,466
		2,353,996	376,294	2,730,290

3.d)  Acquisition of control of CSN Cimentos Brasil S.A.

In September 2021, the Company started negotiations for the acquisition of 100% of the operations of LafargeHolcim (Brasil) S.A. in Brazil – currently named CSN Cimentos Brasil S.A., which belonged to the Holcim Investment group, L.C.U and Holderfin B.V. The transaction was completed on September 6, 2022 with the payment by CSN Cimentos S.A. of US$960,733, equivalent to R$5,013,436.

With the completion of the transaction, the Company assumed control of operations that have Cement, Concrete and Aggregate operations, with a production capacity of 6.8 million tons of clinker and 11.0 million tons of cement, which represents approximately 12% of all cement production capacity in the country. Present in a large part of the Brazilian territory, operations are distributed in the Southeast (SP, RJ, MG and ES), Northeast (BA, PE, PB and RN) and Midwest (GO) regions.

With the acquisition of Cimentos Brasil, the Company aims to expand its Cement production capacity, with the objective of reaching a total capacity of 16.3 million tons of cement per year, expanding its presence in the national territory and becoming one of the three largest cement producers in Brazil.

(i) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	CSN Cimentos Brasil	Reference
Assets transferred	In the transaction, a payment in the amount of US$960,733 was made	5,013,436	(i)
Purchase price considered for the business combination		5,013,436

(i)	On the date of its completion, the transaction included (i) the transfer to the sellers of the amount of US$50,000 – equivalent to R$261,140 deposited by CSN Cimentos in September 2021 in an escrow account, and (ii) the payment of US$910,733 million – equivalent to R$4,752,296. The final price considered in the transaction was US$960,733 – equivalent to R$5,013,436.

(ii) Goodwill on acquisition of control

The transaction generated goodwill for expected future profitability of R$646,594, as shown in the table below:

Item	CSN Cimentos Brasil S.A.	Reference
Purchase price considered	5,013,436	item (i)
Fair value of the assets and liabilities acquired	4,622,604	item (iii)
Goodwill based on expectations for future profitability (note 12)	390,832

(iii) Fair value of assets and liabilities acquired

The following table shows the allocation of the fair value of assets acquired and liabilities assumed at August 31, 2022, calculated based on independent appraisers’ reports.

	CSN Cimentos Brasil
	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	496,445		496,445
Trade receivables	141,266		141,266
Inventories	272,106		272,106
Recoverable taxes	229,940		229,940
Deferred taxes	982,547		982,547
Other assets	147,565		147,565
Property, plant and equipment	3,185,975	402,289	3,588,264
Intangíible assets	7,429	173,586	181,015
Total assets acquired	5,463,273	575,875	6,039,148

Trade payables	510,522		510,522
Lease liabilities	43,978		43,978
Taxes payable	50,527		50,527
Salaries and social charges	32,324		32,324
Other payables	139,830		139,830
Taxes in installments	148,249		148,249
Legal Contingencies	491,114		491,114
Total liabilities assumed	1,416,544		1,416,544
Net equity acquired	4,046,729	575,875	4,622,604

CSN Cimentos S.A. has engaged an independent company to prepare an appraisal report on the tangible and intangible assets and allocation of the excess price paid.

The fair value allocation resulted in a gain totaling R$575,875 distributed among CSN Cimentos Brasil’s main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.	3,185,975	402,289	3,588,264
Mining rights	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	2,456	135,216	137,672
Trademarks	The brands were evaluated using the Royalty Relief method, which consists in projecting expected royalty payments and measuring them at present value.		38,370	38,370
Softwares	The Company's software has not been evaluated.	4,973		4,973
		3,193,404	575,875	3,769,279

3.e)  Acquisition of control of Companhia Energética Chapecó

On October 7, 2022, CSN Mineração S.A. and CSN Energia completed the acquisition of 100% of the shares issued by Companhia Energética Chapecó – CEC with Astra Infraestrutura I Fundo de Investimento em Participação Multiestratégia and BMPI Infra S.A.

Companhia Energética Chapecó holds the concession for the Quebra-Queixo hydroelectric power plant, which has an installed capacity of 120 MW, located on the Chapecó River between the municipalities of Ipuaçú and São Domingos in the state of Santa Catarina, the concession contract was signed in December 2000 effective for 35 years and extended until December 2040, after discussions for renegotiation of the GSF, which took place in October 2021.

(i) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	BRL thousand	Reference
Assets transferred	Payment made upon acquisition	358,634	(i)
Purchase price considered for the business combination		358,634
(i)	On October 7, 2022, the transaction was completed with the payment of R$358,634 by CSN Mineração and CSN Energia.

(ii) Goodwill on acquisition of control

The transaction did not generate goodwill for expected future profitability, since the fair value of the assets has been fully allocated.

(iii) Fair value of assets and liabilities acquired

The following table shows the allocation of the fair value of assets acquired and liabilities assumed, the Company applied the guidelines in IFRS 13 - Fair value measurement. The following table shows the allocation of the fair value of the assets acquired and liabilities assumed on October 7, 2022, calculated based on independent appraisers’ reports.

(R$'000)	Carrying amounts	Fair value adjustment	Total fair value
Assets
Cash and cash equivalents	41,693		41,693
Trade receivables	5,745		5,745
Other assets	246		246
Recoverable taxes and contributions	5,420		5,420
Deferred taxes	9,521		9,521
Judicial deposits	151		151
Property, plant and equipment	106,695	195,026	301,721
Intangíible assets	104,499	83,610	188,109
Total assets acquired	273,970	278,636	552,606

Liabilities
Trade payables	157		157
Labor obligations	364		364
Taxes payable	1,945		1,945
Concession payable	12,281		12,281
Other accounts	1,567		1,567
Advances from customer	100,012		100,012
Concession payable	77,646		77,646
Total liabilities assumed	193,972		193,972
Total equity acquired	79,998	278,636	358,634

CSN Mineração has engaged an independent company to prepare an appraisal report on the tangible and intangible assets (basically concession and energy sales agreements) and allocation of the excess price paid.

The fair value allocation resulted in a gai totaling R$278,636, distributed among Company's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11	106,695	195,026	301,721
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as from the base date stipulated in the evaluation and Incremental Cash Flow, where the economic gain generated by the spread between the contract value and the spot value of energy was the basis of a free cash flow.	104,499	83,610	188,109
		211,194	278,636	489,830

3.f)   Acquisition of control of the companies Elizabeth Cimentos and Elizabeth Mineração

On August 31, 2021, CSN Cimentos acquired 99.97% of the total capital stock of Elizabeth Mineração and 99.99% of the shares of Elizabeth Cimentos, with 88.746% of direct equity interest and 11.254% of indirect equity interest (through Elizabeth Mineração). The assets acquired are located in the northeast region of Brazil. Upon completion of the transaction, CSN Cimentos expects relevant operational, logistical, management and commercial synergies, a better product mix and expansion of its customer base.

a) Determination of the purchase price

The table below summarizes the price considered for accounting purposes:

Item	Comment	Elizabeth Cimentos	Elizabeth Mineração	Reference
Assets transferred	A payment in the amount of R$201 milion is being carried out in the transaction.	77,768	123,947	(i)
Assets transferred	Refers to financial adjustment of working capital and debt.	(3,914)	(5,116)	(i)
Equity interests issued	Shares issued by Elizabeth Cimentos and acquired by CSN Cimentos.	526,037		(ii)
Purchase price considered for the business combination		599,891	118,831
(i)	The transaction included payments by CSN Cimentos of R$77,768 and R$123,947 on August 31, 2021, and an adjustment in the amount of R$3,914 and R$5,116, received in December 2021 related to working capital adjustment provided for in the sale agreement.

(ii)	In August 2021, Elizabeth Cimentos performed a primary issuance of 2,382,758,512 new common shares, nominative and with no par value, which were subscribed and paid in by CSN Cimentos.

b) Goodwill on acquisition of control of Elizabeth Cimentos and Elizabeth Mineração

The transaction generated goodwill for expected future profitability of R$83,266, as shown in the table below:

Item	Reference	Elizabeth Cimentos	Elizabeth Mineração
Purchase price considered	item (i) and (ii)	599,891	118,831
Fair value of the assets and liabilities acquired		516,625	118,831
Goodwill for future profitability expected		83,266	-

On the acquisition of Elizabeth Mineração, the price paid was fully allocated to the assets acquired, not generating goodwill for expected future profitability.

(i) Fair value of assets and liabilities acquired

The following table shows the allocation of the fair value of assets acquired and liabilities assumed at August 31, 2021, considering the direct and indirect interests, calculated based on independent appraisers’ reports.

	Elizabeth Cimentos			Elizabeth Mineração
	Carrying amounts	Fair value adjustments	Total fair value	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	52,571		52,571	2,197		2,197
Trade receivables	27,571		27,571	1,027		1,027
Receivables from related parties	96,374		96,374	9,035		9,035
Inventories	44,157		44,157	1,017		1,017
Recoverable taxes	18,616		18,616	931		931
Short-term investments	14,689		14,689
Other assets	17,733		17,733	673		673
Investment				40,653	24,845	65,498
Property, plant and equipment	373,574	161,367	534,941	15,092	77,089	92,181
Intangíible assets	798	59,456	60,254	500	269,385	269,885
Total assets acquired	646,083	220,823	866,906	71,125	371,319	442,444

Borrowings and financing	198,778		198,778	182,402		182,402
Trade payables	22,735		22,735	446		446
Taxes payable	19,202		19,202	37,158		37,158
Debits with related parties				96,350		96,350
Other payables	44,052		44,052	7,257		7,257
Total liabilities assumed	284,767		284,767	323,613		323,613
Net equity acquired	361,316	220,823	582,139	(252,488)	371,319	118,831
Indirect investiment	(40,663)	(24,851)	(65,514)
Net equity acquired	320,653	195,972	516,625	(252,488)	371,319	118,831

The fair value allocation resulted in an adjustment totaling R$567,297, distributed among the main assets of Elizabeth Cimentos and Elizabeth Mineração. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.	388,666	238,456	627,122
Mining rights	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	500	269,385	269,885
Licenses	Valued using the WITH / WITHOUT method, which estimates the intangible value by the difference between discounted cash flow models with and without the asset.	798	59,456	60,254
		389,964	567,297	957,261

CSN Cimentos has engaged an independent company to prepare an appraisal report on the tangible and intangible assets and allocation of the excess price paid. After the conclusion of the appraisal report, the Company reclassified the amount of R$27,667 from goodwill to fair value the licenses and mining rights.

Accounting Policy

Business combination

The acquisition method is used to account for each business combination conducted by the Company. The consideration transferred for acquiring a subsidiary is the fair value of the assets transferred, liabilities incurred, and equity instruments issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement, where applicable. Acquisition-related costs are recognized in profit or loss for the year, as incurred. Identifiable assets acquired and liabilities assumed in a business combination are initially measured at their fair values at the acquisition date.

In accordance with IFRS 3, the purchase price is determined by the sum of the assets transferred, liabilities incurred, equity interests issued, non-controlling interest and the fair value of any interest held prior to the transaction.

In accordance with IFRS 3, the acquirer must recognize goodwill for expected future profitability on the acquisition date, measured by the amount by which the purchase price exceeds the fair value of the assets and liabilities acquired (purchase price allocation). The goodwill for expected future profitability is recorded in intangible assets and, since it does not have a defined useful life, it is not amortized and the Company is required to perform impairment testing, in accordance to the requirements in IAS 36.

The Company has up to 12 months to adjust the measurement of the amounts due to events not considered.